EFH Bankruptcy Proceedings (Narrative) (Details) - USD ($) $ in Millions					12 Months Ended
	Nov. 27, 2017	Aug. 15, 2017	Jul. 28, 2017	Oct. 30, 2016	Dec. 31, 2017	Jul. 07, 2017
Bankruptcy [Line Items]
Assumed debt to equity ratio, debt	57.50%				60.00%
Assumed debt to equity ratio, equity	42.50%				40.00%
Regulatory capitalization ratio, debt					59.40%
Regulatory capitalization ratio, equity					40.60%
Sempra Energy [Member]
Bankruptcy [Line Items]
Percent increase or decrease for disinterested directors to approve any budget					10.00%
Minimum aggregate capital expenditures					$ 7,500
Transaction or transition costs					$ 0
Membership interests owned					51.00%
Required time for holding owndership interests					5 years
Percent of savings for bill credits					90.00%
Period of bill credits					1 year
EFH Corp [Member] | Berkshire Hathaway Energy Company (BHE) [Member]
Bankruptcy [Line Items]
Membership interests owned						80.03%
EFH Corp [Member] | Sempra Energy [Member]
Bankruptcy [Line Items]
Percent of outstanding equity interests required		80.03%
Texas Holdings Group [Member]
Bankruptcy [Line Items]
Amount receivable from related party					$ 129
Texas Holdings Group [Member] | NEE Merger Agreement [Member]
Bankruptcy [Line Items]
Percent of outstanding equity interests required			19.75%
Texas Holdings Group [Member] | TTI Merger Agreement [Member]
Bankruptcy [Line Items]
Percent of outstanding equity interests required				19.75%
Purchase price				$ 2,400